Risk management, funding and liquidity risk and market risk - Assets pledged as collateral (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	$ 27,984	$ 41,776
Cash
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	6,269	4,535
Securities (including certificates of deposit)
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	1,721	2,166
Securities pledged under repurchase agreements
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	19,938	35,075
Securities pledged on contingent liabilities
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	56
Parent Entity
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	24,181	35,639
Parent Entity | Cash
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	6,199	4,505
Parent Entity | Securities (including certificates of deposit)
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	1,721	2,166
Parent Entity | Securities pledged under repurchase agreements
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	16,205	$ 28,968
Parent Entity | Securities pledged on contingent liabilities
Assets pledged as collateral
Amount pledged to secure liabilities/contingent liabilities	$ 56